Changes in Benefit Obligation and Plan Assets as well as Funded Status and Composition of Amounts Recognized in Consolidated Balance Sheets (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Change in plan assets:
Employer contribution	¥ 16,000
Japanese plans
Change in benefit obligation:
Benefit obligation at beginning of the fiscal year	735,853	709,554
Service cost	29,774	29,589	30,980
Interest cost	15,196	16,067	15,402
Amendments	(1,119)
Actuarial (gain) loss	25,098	6,424
Curtailments and settlements	(301)	(404)
Effect of changes in consolidated subsidiaries	8,852
Benefits paid	(24,294)	(25,377)
Benefit obligation at end of the fiscal year	789,059	735,853	709,554
Change in plan assets:
Fair value of plan assets at beginning of the fiscal year	536,648	515,701
Actual return on plan assets	18,447	4,327
Employer contribution	15,745	34,892
Effect of changes in consolidated subsidiaries	4,592
Benefits paid	(19,185)	(18,272)
Fair value of plan assets at end of the fiscal year	556,247	536,648	515,701
Funded status at end of the fiscal year	(232,812)	(199,205)
Foreign plans
Change in benefit obligation:
Benefit obligation at beginning of the fiscal year	206,497	231,341
Service cost	3,348	4,160	3,645
Interest cost	10,082	11,165	12,083
Plan participants' contributions	684	764
Amendments	440	(6,677)
Actuarial (gain) loss	12,376	(6,869)
Foreign currency exchange rate changes	(3,273)	(16,994)
Curtailments and settlements	(577)	(166)
Effect of changes in consolidated subsidiaries	3,104
Benefits paid	(11,040)	(10,227)
Benefit obligation at end of the fiscal year	221,641	206,497	231,341
Change in plan assets:
Fair value of plan assets at beginning of the fiscal year	140,387	134,226
Actual return on plan assets	11,421	10,930
Foreign currency exchange rate changes	(1,872)	(9,121)
Employer contribution	9,033	13,029
Plan participants' contributions	684	764
Curtailments and settlements	(1,386)	(217)
Effect of changes in consolidated subsidiaries	2,331
Benefits paid	(9,459)	(9,224)
Fair value of plan assets at end of the fiscal year	151,139	140,387	134,226
Funded status at end of the fiscal year	¥ (70,502)	¥ (66,110)